Financial instruments by category - Schedule of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets at fair value through profit or loss	¥ 1,291		¥ 132,352
Financial assets at fair value through other comprehensive income	92,396		66,642
Financial assets, at fair value	93,687		198,994
Financial assets measured at amortized cost	113,809		189,510
Financial assets	207,496		388,504
Liabilities as per consolidated statements of financial position
Financial liabilities measured at fair value	22,044	$ 3,152	241,524
Financial liabilities measured at amortized cost	1,143,284		1,070,222
Financial liabilities	1,165,328		1,311,746
Convertible bonds [Member]
Liabilities as per consolidated statements of financial position
Financial liabilities measured at fair value	0		241,524
Warrant [Member]
Liabilities as per consolidated statements of financial position
Financial liabilities measured at fair value	22,044		0
Bank borrowings [Member]
Liabilities as per consolidated statements of financial position
Financial liabilities measured at amortized cost	582,724		824,045
Lease liabilities [Member]
Liabilities as per consolidated statements of financial position
Financial liabilities measured at amortized cost	2,590		4,552
Trade Payables [Member]
Liabilities as per consolidated statements of financial position
Financial liabilities measured at amortized cost	230,832		104,224
Financial liabilities included in other payables and accruals [Member]
Liabilities as per consolidated statements of financial position
Financial liabilities measured at amortized cost	327,138		137,401
Trade receivables [member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets measured at amortized cost	21,714		44,506
Cash and cash equivalents [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets measured at amortized cost	81,154		126,614
Financial assets included in other receivables and deposits [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets measured at amortized cost	10,941		9,261
Other Financial Assets [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets measured at amortized cost	¥ 0		¥ 9,129